Recovery of Erroneously Awarded Compensation - Restatement Determination Date: 2023-10-02	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Oct. 02, 2023
Erroneous Compensation Analysis

Effective October 2, 2023, the Board of Directors updated our compensation recovery policy in accordance with the requirements of the Nasdaq listing standard adopted pursuant to SEC rules (the “Clawback Policy”). The Clawback Policy provides, among other things, that we will seek to recover any erroneously awarded incentive-based compensation received by covered executives of the Company (which are determined from time to time by the Compensation Committee of the Board and includes current and former executive officers) during the three completed fiscal years preceding any date on which we are required to prepare an accounting restatement due to our material noncompliance with any financial reporting requirement under the securities laws.

The Company’s 2017 Incentive Plan (the “Plan”) was adopted by the Board in April 2017 and approved by stockholders in June 2017. In 2023, our stockholders approved an amendment to the Plan, to, among other things, increase the number of shares that may be issued under the Plan. As of April 1, 2025, 153,473 shares of common stock remained available for issuance under the Plan. To date, we have issued, on average, approximately 74,566 shares per year (the “Grant Rate”) under the Plan.

In April 2025, to continue to align the long-term interests of our employees with those of our stockholders and to attract and retain the highest quality of talent in a highly competitive labor market, the Board determined to amend and restate the Plan, subject to stockholder approval, to (i) extend the term of the Plan by approximately ten years (so that the Plan will expire in 2037 instead of 2027); and (ii) increase the number of shares of common stock authorized to be issued under the Plan from 750,000 to 2,250,000. The closing market price per share of our common stock as of April 1, 2025 was $4.72 per share.